T. ROWE PRICE Retirement 2055 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  32,900 1,106 870 4,224,380 34,260
Limited Duration Inflation Focused
Bond Fund  22,743 548 635 4,869,641 23,131
U.S. Treasury Long-Term Index
Fund  20,283 606 563 2,802,410 21,635
International Bond Fund (USD
Hedged)  9,751 316 275 1,171,467 9,957
Dynamic Global Bond Fund  6,677 238 184 865,595 6,665
Total Bond Mutual Funds (Cost $102,546) 95,648
EQUITY MUTUAL FUNDS 98.4%
T. Rowe Price Funds:
Value Fund  1,580,257 44,102 31,797 33,712,485 1,672,139
Growth Stock Fund  1,501,851 14,941 79,554 14,256,550 1,506,775
U.S. Large-Cap Core Fund  1,042,820 15,361 19,799 24,936,479 1,086,482
Equity Index 500 Fund  1,014,968 18,542 29,281 7,139,752 1,062,681
Overseas Stock Fund  788,007 15,382 15,828 58,752,640 819,012
International Value Equity Fund  764,132 17,970 18,573 42,805,853 795,333
International Stock Fund  672,490 25,926 14,939 34,159,206 724,517
Real Assets Fund  633,101 33,974 12,959 44,240,225 676,875
Mid-Cap Growth Fund  369,161 15,288 7,894 3,577,937 392,643
Mid-Cap Value Fund  350,428 9,014 8,428 10,194,336 367,506
Emerging Markets Discovery Stock
Fund  282,307 4,019 6,299 20,108,375 289,359
Small-Cap Stock Fund  222,213 2,994 4,873 3,691,560 234,414
Emerging Markets Stock Fund  210,532 12,947 5,247 6,463,032 226,335
Small-Cap Value Fund  208,547 3,002 5,432 3,866,074 222,029
New Horizons Fund (2) 149,367 2,463 3,774 2,662,506 155,943
Total Equity Mutual Funds (Cost $7,795,011) 10,232,043
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,195 67,600 67,750 10,518 1,052
Total Other Mutual Funds (Cost $1,041) 1,052
SHORT-TERM INVESTMENTS 0.7%
Money Market Funds  0.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 56,289 92,941 86,907 62,323,328 62,323

T. ROWE PRICE Retirement 2055 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 12,000,000 11,952
Total Short-Term Investments (Cost $74,271) 74,275
Total Investments in Securities 100.0%
(Cost $7,972,869) $ 10,403,018
Other Assets Less Liabilities (0.0)% (4,813)
Net Assets 100.0% $ 10,398,205
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2055 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 182 Russell 2000 E-Mini Index contracts 9/24 (20,230) $ (1,615)
Long, 179 S&P 500 E-Mini Index contracts 9/24 50,666 459
Net payments (receipts) of variation margin to date 1,498
Variation margin receivable (payable) on open futures contracts $ 342

T. ROWE PRICE Retirement 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3) $ (66) $ 98
Emerging Markets Discovery Stock Fund  771 9,332 —
Emerging Markets Stock Fund  249 8,103 —
Equity Index 500 Fund  12,376 58,452 3,546
Growth Stock Fund  31,484 69,537 —
International Bond Fund (USD Hedged)  8 165 95
International Stock Fund  3,103 41,040 —
International Value Equity Fund  3,888 31,804 —
Limited Duration Inflation Focused Bond Fund  10 475 39
Mid-Cap Growth Fund  1,908 16,088 —
Mid-Cap Value Fund  1,445 16,492 —
New Horizons Fund  585 7,887 —
New Income Fund  7 1,124 417
Overseas Stock Fund  4,317 31,451 —
Real Assets Fund  3,229 22,759 —
Small-Cap Stock Fund  1,466 14,080 —
Small-Cap Value Fund  881 15,912 —
Transition Fund  (250) 7 —
U.S. Large-Cap Core Fund  7,388 48,100 —
U.S. Treasury Long-Term Index Fund  5 1,309 211
Value Fund  9,344 79,577 —
U.S. Treasury Money Fund, 5.36% — — 724
Totals $ 82,211# $ 473,628 $ 5,130+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $5,130 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2055 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2055 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 95,648 $ — $ — $ 95,648
Equity Mutual Funds 10,232,043 — — 10,232,043
Other Mutual Funds 1,052 — — 1,052
Short-Term Investments 62,323 11,952 — 74,275
Total Securities 10,391,066 11,952 — 10,403,018
Futures Contracts* 459 — — 459
Total $ 10,391,525 $ 11,952 $ — $ 10,403,477
Liabilities
Futures Contracts* $ 1,615 $ — $ — $ 1,615
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2055 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F164-054Q1 08/24